Note 10 - Premises and Equipment (Details) - Premises and Equipment - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 23,665	$ 22,553
Accumulated depreciation	(16,196)	(15,571)
	7,469	6,982
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,021	1,978
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,930	8,526
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12,714	$ 12,049